Income and Social Contribution Taxes (Details) - Schedule of Deferred Income Tax and Social Contribution Tax Assets and Liabilities - BRL (R$)	Jun. 30, 2024	Jun. 30, 2023
Assets
Tax loss carryforwards (NOL)	R$ 129,892,000	R$ 48,594,000
Biological assets	36,830,000	19,983,000
Biological assets		3,136,000
Present value adjustment and other provisions	6,944,000
Financial lease	36,622,000	26,676,000
Derivative financial instruments		8,810,000
Contingency, bonuses and fair value	28,885,000	35,614,000
Surplus on investment	1,733,000	1,733,000
Hedge	19,275,000
Costs of transactions	2,618,000	1,796,000
Allowance for expected credit losses	726,000	726,000
Provision of residual value and useful life of PPE assets	6,977,000	5,450,000
Difference in cost of farms	170,000	170,000
Accelerated depreciation of assets for rural activity	76,732,000	52,524,000
Share-based incentive plan (ILPA)	612,000
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,406,000	18,440,000
Provision of other accounts payable and receivable	673,000	977,000
Total non-current liabilities	150,240,000	108,736,000
Impairment of investment	1,654,000	1,654,000
Subscription warrant	43,000	675,000
Total non-current assets	218,552,000	118,222,000
Noncurrent
Tax loss carryforwards (NOL)	129,892,000	48,594,000
Biological assets	36,830,000	19,983,000
Biological assets		3,136,000
Present value adjustment and other provisions	6,944,000
Financial lease	36,622,000	26,676,000
Derivative financial instruments		8,810,000
Contingency, bonuses and fair value	28,885,000	35,614,000
Surplus on investment	1,733,000	1,733,000
Hedge	19,275,000
Costs of transactions	2,618,000	1,796,000
Allowance for expected credit losses	726,000	726,000
Provision of residual value and useful life of PPE assets	6,977,000	5,450,000
Difference in cost of farms	170,000	170,000
Accelerated depreciation of assets for rural activity	76,732,000	52,524,000
Share-based incentive plan (ILPA)	612,000
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,406,000	18,440,000
Provision of other accounts payable and receivable	673,000	977,000
Total non-current liabilities	150,240,000	108,736,000
Impairment of investment	1,654,000	1,654,000
Subscription warrant	43,000	675,000
Total non-current assets	218,552,000	118,222,000
Net balance	68,312,000	9,486,000
Net deferred assets	88,031,000	30,140,000
Net deferred liabilities	R$ (19,719,000)	R$ (20,654,000)